Note 7 - Balance Sheet Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2022	45	222	267
Additions	-	35	35
Balance as of Dec. 31, 2022	45	257	302
Accumulated amortization
Balance as of Jan. 1, 2022	(38)	(23)	(61)
Impairment	(1)	(169)	(170)
Amortization	(6)	(62)	(68)
Balance as of Dec. 31, 2022	(45)	(254)	(299)
Carrying amount as of Jan. 1, 2022	7	199	206
Carrying amount as of Dec. 31, 2022	-	3	3
	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2021	43	-	43
Additions	2	222	224
Balance as of Dec. 31, 2021	45	222	267
Accumulated amortization
Balance as of Jan. 1, 2021	(27)	-	(27)
Amortization	(11)	(23)	(34)
Balance as of Dec. 31, 2021	(38)	(23)	(61)
Carrying amount as of Jan. 1, 2021	16	-	16
Carrying amount as of Dec. 31, 2021	7	199	206

Disclosure of property, plant and equipment [text block]
	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2022	1,048	705	1,753
Additions	667	38,064	38,731
Acquisition or manufacturing costs Dec. 31, 2022	1,715	38,769	40,484
Accumulated depreciation and impairment
Balance as of Jan. 1, 2022	(269)	-	(269)
Impairment	(791)	(38,473)	(39,264)
Depreciation	(284)	-	(284)
Balance as of Dec. 31, 2022	(1,344)	(38,473)	(39,817)
Carrying amount Jan. 1, 2022	779	705	1,484
Carrying amount Dec. 31, 2022	371	296	667
	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2021	281	1,965	2,246
Additions	546	926	1,472
Reclassifications	221	(221)	-
Impairment	-	(1,965)	(1,965)
Balance as of Dec. 31, 2021	1,048	705	1,753
Accumulated depreciation
Balance as of Jan. 1, 2021	(144)	-	(144)
Depreciation	(125)	-	(125)
Accumulated depreciation Dec. 31, 2021	(269)	-	(269)
Carrying amount Jan. 1, 2021	137	1,965	2,102
Carrying amount Dec. 31, 2021	779	705	1,484

Disclosure of quantitative information about right-of-use assets [text block]
	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2022	2,997	21	3,018
Additions to right-of-use assets	-	8	8
Lease modifications	(26)	-	(26)
Impairment	(1,742)	(6)	(1,748)
Depreciation of right-of-use assets	(451)	(11)	(462)
Right-of-use assets on December 31, 2022	778	12	790

Interest expense on lease liabilities	83	3	86
Expense relating to short-term leases	125	4	129
Total cash outflow for leases	502	13	515
	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2021	1,906	31	1,937
Additions to right-of-use assets	1,496	-	1,496
Depreciation of right-of-use assets	(405)	(10)	(415)
Right-of-use assets on December 31, 2021	2,997	21	3,018

Interest expense on lease liabilities	52	4	56
Expense relating to short-term leases	-	-	-
Total cash outflow for leases	423	12	435
	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2020	2,211	24	2,235
Additions to right-of-use assets	-	15	15
Depreciation of right-of-use assets	(305)	(8)	(313)
Right-of-use assets on December 31, 2020	1,906	31	1,937

Interest expense on lease liabilities	35	4	39
Expense relating to short-term leases	-	-	-
Total cash outflow for leases	311	12	323

Disclosure of financial assets [text block]
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

PayPal reserve	395	6,000
Receivables from crowdfunding and deposits	162	169
Debtors creditors	463	26
Current trade receivables	24	20
Current receivables (affiliated companies)	-	11
Other	90	7
Total	1,134	6,233
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Prepayments to contract manufacturer for development services	4,019	-
Prepayments to contract manufacturer for property, plant and equipment	9,241	-
Prepayments for other development services	-	494
Prepaid expenses	4,071	669
VAT and other taxes	6,739	2,069
Other	145	4
Total	24,215	3,236

Disclosure of cash and cash equivalents [text block]
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Bank balances	29,352	132,947
Deposits	1,006	-
Allowance for expected credit losses	(1)	(8)
Total	30,357	132,939

Disclosure of advance payments received from customers [text block]
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Current - advance payments received from customers	354	-
Non-current - advance payments received from customers	49,288	44,756
	49,642	44,756
	Balance as of Jan.1, 2022	Additions	Repayment	Net interest	Reclassification to current	Balance as of Dec. 31, 2022
	KEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Advance payments received from customers	44,756	4,688	(1,448)	1,646	(354)	49,288
	44,756	4,688	(1,448)	1,646	(354)	49,288
	Balance as of	Additions	Repayment	Net interest	Balance as of
	Jan. 1, 2021				Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR

Advance payments received from customers	38,972	5,198	(912)	1,498	44,756
	38,972	5,198	(912)	1,498	44,756

Disclosure of loans and participation rights [text block]
Nominal amounts	Loan 1	Loan 2	Subordinated loans (crowd-funding)	Mandatory convertible Notes	Convertible debentures**	Participation rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Jan. 1, 2021*	1,271	200	3,131	6,800	-	1,383	12,784
Addition	-	-	-	-	-	-	-
Accrued interest	50	-	174	-	-	52	276
Repayment	(36)	(200)	(805)	-	-	(1,435)	(2,475)
Conversion to equity	-	-	-	(6,800)	-	-	(6,800)
Dec. 31, 2021	1,285	-	2,500	-	-	-	3,785
Addition	-		-	-	29,485	-	29,485
Accrued interest	50		149	-	62	-	261
Repayment	(16)		(150)	-	-	-	(166)
Effect of currency translation	-	-	-	-	(327)		(327)
Conversion to equity	-		-	-	(234)	-	(234)
Dec. 31, 2022	1,319		2,499	-	28,986	-	32,804
Carrying amounts	Loan 1	Loan 2	Subordinated loans (crowd-funding)	Mandatory convertible Notes	Convertible debentures*	Participation rights	Total
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Jan. 1, 2021	1,271	200	3,062	6,859	-	1,374	12,766
Initial recognition	-	-	-	-	-	-	-
Subsequent measurement	14	-	58	2,802	-	62	2,936
Derecognition	-	(200)	(655)	-	-	(1,436)	(2,291)
Conversion to equity	-	-	-	(9,661)	-	-	(9,661)
Dec. 31, 2021	1,285	-	2,465	-	-	-	3,750
Initial recognition	-	-	-	-	28,354	-	28,354
Subsequent measurement	49	-	159	-	697	-	905
Derecognition	(16)	-	(149)	-	-	-	(165)
Effect of currency translation	-	-	-	-	(317)		(317)
Conversion to equity	-	-	-	-	(286)	-	(286)
Dec. 31, 2022	1,318	-	2,475	-	28,448	-	32,241

Disclosure of financial liabilities [text block]
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Loans	2,459	3,718
Lease liabilities	2,190	2,635
Total	4,649	6,353
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR

Loans	29,782	31
Lease liabilities	443	441
Total	30,225	472

Disclosure of trade and other payables [text block]
	Dec. 31, 2022	Dec. 31, 2021*
	kEUR	kEUR

Trade payables	5,842	6,866
Other payables	5,815	1,001
Contract liabilities	42	-
Total	11,699	7,867

Disclosure of other current liabilities [text block]
	Dec. 31, 2022	Dec. 31, 2021*
	kEUR	kEUR

Accruals and deferrals	1,108	1,271
Employee tax liabilities (wage and church tax)	518	444
Tax liabilities (taxes and interest)	49	109
Current employee benefit liabilities (incl. social security)	142	383
Miscellaneous other liabilities	6	-
Total	1,823	2,207

Disclosure of other provisions, contingent liabilities and contingent assets [text block]
	Balance as of	Usage	Reversals	Additions	Balance as of
	Jan. 1, 2022				Dec. 31, 2022
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	65	(65)	-	118	118
Personnel provisions	-	-	-	341	341
Financial statements	2,137	(2,137)	-	2,017	2,017
Total	2,202	(2,202)	-	2,476	2,476
	Balance as of	Usage	Reversals	Additions	Balance as of
	Jan. 1, 2021				Dec. 31, 2021
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	-	-	-	65	65
Personnel provisions	-	-	-	-	-
Financial statements	111	(111)	-	2,137	2,137
Total	111	(111)	-	2,202	2,202